Acquisitions and Investments - Summary of Unaudited Pro Forma Results of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Business Acquisition, Pro Forma Information [Abstract]
Revenue	$ 596,774	$ 283,811	$ 1,030,161	$ 541,074
Net loss	$ 66,662	$ (34,189)	$ 50,203	$ (92,743)